Deferred Charges (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of period	$ 25,007	$ 23,972
Additions	7,171	11,867
Disposals	(1,982)	0
Amortization for the year	(10,448)	(10,832)
Balance at end of period	19,748	25,007
Drydocking
Balance at beginning of period	20,551	18,565
Additions	4,390	8,690
Disposals	(1,982)	0
Amortization for the year	(7,122)	(6,704)
Balance at end of period	15,837	20,551
Financing Costs
Balance at beginning of period	4,456	5,407
Additions	2,781	3,177
Disposals	0	0
Amortization for the year	(3,326)	(4,128)
Balance at end of period	$ 3,911	$ 4,456